13. INCOME TAXES (Details 2)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Statutory EIT rate	25.00%	25.00%	25.00%
Non-deductible expenses	2.60%	(3.20%)	(5.70%)
Non-taxable income	0.00%	1.50%	0.90%
Tax-exempt entities	10.70%	0.00%	0.00%
Different tax rates in other jurisdictions	0.80%	0.00%	(0.30%)
Effective tax rate	39.10%	23.30%	19.90%